FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	December 31,
2004

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Vincent Campagna
Title:		Chief Compliance Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Vincent Campagna New York, NY, February 3, 2005

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		83

Form 13F Information Value Total:		$524,714

List of Other Managers Included:			0



                                                                FORM 13F                        (SEC USE
ONLY)
                                                                ########
                                                                Name of Reporting Manager
                                                                Item 6:                         Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:                 Investment Discretion   Item 7: Voting
Authority Shares
                 Title           Fair   Shares oShares (SH)     (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipaPrincipaPut/Call        As Defin Other  See Inst(a) Sole(b)
Shar(c) None
                                                                        in Instr. V

3M Co.            COM   88579Y10#######  102,400   SH           102,400                          98,300
4,100
A T & T Corp.   COM New 00195750#######   52,620   SH            52,620                          51,450
1,170
ATI Technologies  COM   00194110#######   11,200   SH            11,200                          11,200
Aflac Inc.        COM   00105510#######  172,500   SH           172,500                         165,700
6,800
Altria Group Inc  COM   02209S10#######  142,600   SH           142,600                         136,900
5,700
American Express  COM   02581610#######  151,450   SH           151,450                         145,450
6,000
American Interna  COM   02687410#######  115,787   SH           115,787                         111,137
4,650
Amgen Inc.        COM   03116210#######  151,150   SH           151,150                         145,150
6,000
Anadarko Petrole  COM   03251110#######   54,100   SH            54,100                          52,100
2,000
Apache Corp.      COM   03741110#######  143,664   SH           143,664                         137,900
5,764
Applebee's Intl   COM   03789910#######   13,050   SH            13,050                          13,050
Avaya Inc.        COM   05349910#######  372,700   SH           372,700                         358,550
14,150
Bank of America   COM   06050510#######  156,400   SH           156,400                         150,300
6,100
Bed Bath & Beyon  COM   07589610#######  143,950   SH           143,950                         138,150
5,800
Best Buy Co.      COM   08651610#######  111,200   SH           111,200                         106,900
4,300
Biomet            COM   09061310#######  121,300   SH           121,300                         117,000
4,300
C.H. Robison Wor  COM   12541W10#######   10,850   SH            10,850                          10,850
CVS Corp.         COM   1.27E+08#######  141,200   SH           141,200                         135,550
5,650
Capital One Fina  COM   14040H10#######   91,700   SH            91,700                          88,100
3,600
Caterpillar Inc.  COM   1.49E+08#######   78,400   SH            78,400                          75,200
3,200
Cendant Corp.     COM   1.51E+08#######  279,600   SH           279,600                         268,200
11,400
Centurytel Inc.   COM   1.57E+08#######   93,100   SH            93,100                          89,000
4,100
Cheesecake Facto  COM   1.63E+08#######   11,400   SH            11,400                          11,400
Chico's FAS INC.  COM   1.69E+08#######   10,800   SH            10,800                          10,800
Cisco Systems In  COM   17275R10#######  518,550   SH           518,550                         497,900
20,650
Citigroup Inc     COM   1.73E+08#######  329,400   SH           329,400                         316,200
13,200
Coach Inc.        COM   1.9E+08 #######   98,100   SH            98,100                          94,550
3,550
Cognizant Tech S  CL A  1.92E+08#######   41,200   SH            41,200                          39,900
1,300
Deere & Co        COM   2.44E+08#######   68,500   SH            68,500                          65,700
2,800
Dell Inc          COM   24702R10#######  232,400   SH           232,400                         222,950
9,450
Donaldson Co. In  COM   2.58E+08#######   12,400   SH            12,400                          12,400
Dow Chemical      COM   2.61E+08#######  166,000   SH           166,000                         159,900
6,100
Estee Lauder Com  CL A  5.18E+08#######  128,000   SH           128,000                         123,100
4,900
Exxon Mobil Corp  COM   30231G10#######  395,248   SH           395,248                         378,734
16,514
Forest Laborator  COM   3.46E+08#######  141,500   SH           141,500                         135,900
5,600
Gannett Co.       COM   3.65E+08#######   59,100   SH            59,100                          56,750
2,350
General Electric  COM   3.7E+08 #######  495,800   SH           495,800                         475,500
20,300
Gilead Sciences   COM   3.76E+08#######  210,700   SH           210,700                         202,600
8,100
Glaxosmithkline Sponsore37733W10#######   27,500   SH            27,500                          27,500
Home Depot Inc.   COM   4.37E+08#######  217,650   SH           217,650                         209,000
8,650
Ingersoll-Rand C  CL A  G4776G10#######   85,700   SH            85,700                          85,700
Int'l Business M  COM   4.59E+08#######   97,600   SH            97,600                          93,750
3,850
Intel Corp.       COM   4.58E+08#######  327,500   SH           327,500                         314,550
12,950
Johnson & Johnso  COM   4.78E+08#######  184,300   SH           184,300                         176,750
7,550
Kohls Corp.       COM    5E+08  #######  139,900   SH           139,900                         134,400
5,500
Lehman Brothers   COM   5.25E+08#######   69,400   SH            69,400                          67,100
2,300
Lowe's Companies  COM   5.49E+08#######  134,500   SH           134,500                         129,000
5,500
MBNA Corp.        COM   55262L10#######  291,600   SH           291,600                         280,050
11,550
Masco             COM   5.75E+08#######  203,000   SH           203,000                         194,550
8,450
McAfee Inc        COM   5.79E+08#######  100,800   SH           100,800                          97,200
3,600
Medtronics Inc.   COM   5.85E+08#######  147,700   SH           147,700                         141,600
6,100
Microsoft Corp.   COM   5.95E+08#######  505,800   SH           505,800                         485,800
20,000
Morgan Stanley  COM NEW 6.17E+08#######  112,050   SH           112,050                         107,500
4,550
Nike Inc.         CL B  6.54E+08#######   93,050   SH            93,050                          89,150
3,900
North Fork Bank   COM   6.59E+08#######  151,725   SH           151,725                         145,875
5,850
Oracle Corporati  COM   68389X10#######  492,000   SH           492,000                         472,750
19,250
PPL Corp          COM   69351T10#######   92,300   SH            92,300                          88,700
3,600
Patterson Cos In  COM   7.03E+08#######   12,600   SH            12,600                          12,600
Pepsico Inc.      COM   7.13E+08#######  182,400   SH           182,400                         175,200
7,200
Petsmart Inc.     COM   7.17E+08#######   14,700   SH            14,700                          14,700
Pfizer Inc.       COM   7.17E+08#######  265,775   SH           265,775                         255,075
10,700
Procter & Gamble  COM   7.43E+08#######  202,400   SH           202,400                         194,450
7,950
Prudential Finan  COM   7.44E+08#######  150,400   SH           150,400                         144,450
5,950
Qualcomm Inc.     COM   7.48E+08#######  187,000   SH           187,000                         179,650
7,350
Quest Diagnostic  COM   74834L10#######   66,100   SH            66,100                          63,600
2,500
SBC Communicatio  COM   78387G10#######  218,000   SH           218,000                         209,000
9,000
Sealed Air        COM   81211K10#######   91,250   SH            91,250                          88,350
2,900
Sei Investments   COM   7.84E+08#######   11,500   SH            11,500                          11,500
Sprint Corp (FonCOM FON 8.52E+08#######   27,750   SH            27,750                          25,450
2,300
Staples Inc       COM   8.55E+08#######  182,500   SH           182,500                         175,500
7,000
Symantec Corp.    COM   8.72E+08#######  230,500   SH           230,500                         221,700
8,800
Sysco Corp.       COM   8.72E+08#######  189,900   SH           189,900                         182,400
7,500
Textron Inc.      COM   8.83E+08#######   88,100   SH            88,100                          84,300
3,800
Valero Energy Co  COM   91913Y10#######  116,800   SH           116,800                         112,200
4,600
Varian Medical S  COM   92220P10#######   11,700   SH            11,700                          11,700
Verizon Communic  COM   92343V10#######  163,484   SH           163,484                         156,960
6,524
Wal-Mart Stores   COM   9.31E+08#######  146,350   SH           146,350                         140,450
5,900
Wellpoint Inc     COM   94973V10#######   76,200   SH            76,200                          73,200
3,000
Wells Fargo Comp  COM   9.5E+08 #######  162,150   SH           162,150                         155,700
6,450
Weyerhaeuser Co.  COM   9.62E+08#######   93,350   SH            93,350                          89,700
3,650
Williams-Sonoma   COM   9.7E+08 #######   12,000   SH            12,000                          12,000
XTO Energy Inc    COM   98385X10#######   15,416   SH            15,416                          15,416
Zebra Tech CL-A   CL A  9.89E+08#######  112,350   SH           112,350                         108,250
4,100
Column Total                    #######
